The interactive data file included as an exhibit to this filing relates to the supplement to the prospectus for Columbia Asia Pacific ex-Japan Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on December 29, 2011 (Accession No. 0001193125-11-355004), which is incorporated herein by reference.